PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	$ 1,302,884	$ 1,001,038
Property and equipment at end of period	2,796,894	1,302,884
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	645,052	1,073,278
Recognition of right of use asset upon initial adoption of accounting policy	645,052
Additions	1,130,075	360,579
Property and equipment at end of period	3,208,984	645,052
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	130,973	72,240
Depreciation for the year	281,117	58,733
Property and equipment at end of period	412,090	130,973
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0
Property and equipment at end of period	314,866	0
Buildings [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Recognition of right of use asset upon initial adoption of accounting policy	0
Additions	328,316	0
Property and equipment at end of period	328,316	0
Buildings [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	13,450	0
Property and equipment at end of period	13,450	0
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	15,864
Property and equipment at end of period	75,585	15,864
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	42,096	32,432
Recognition of right of use asset upon initial adoption of accounting policy	0
Additions	84,015	9,664
Property and equipment at end of period	126,111	42,096
Computer [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	26,232	17,862
Depreciation for the year	24,294	8,370
Property and equipment at end of period	50,526	26,232
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	53,923
Property and equipment at end of period	425,515	53,923
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	79,075	78,446
Recognition of right of use asset upon initial adoption of accounting policy	0
Additions	385,912	629
Property and equipment at end of period	464,987	79,075
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	25,152	17,143
Depreciation for the year	14,320	8,009
Property and equipment at end of period	39,472	25,152
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0
Property and equipment at end of period	514,765	0
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Recognition of right of use asset upon initial adoption of accounting policy	645,052
Additions	10,452	0
Property and equipment at end of period	655,504	0
Right-of-use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	140,739	0
Property and equipment at end of period	140,739	0
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	139,593
Property and equipment at end of period	372,659	139,593
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	219,182	107,426
Recognition of right of use asset upon initial adoption of accounting policy	0
Additions	321,380	111,756
Property and equipment at end of period	540,562	219,182
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	79,589	37,235
Depreciation for the year	88,314	42,354
Property and equipment at end of period	167,903	79,589
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	1,093,504
Property and equipment at end of period	1,093,504	1,093,504
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	1,093,504	854,974
Recognition of right of use asset upon initial adoption of accounting policy	0
Additions	0	238,530
Property and equipment at end of period	1,093,504	1,093,504
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Property and equipment at end of period	$ 0	$ 0